UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012 Check here if Amendment [ x ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
			[x ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, LLC
Address:	850 Third Avenue
	18th Floor
	New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, October 11, 2012
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $186,970
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd.                       COM              H0023R105     1502    19870 SH       SOLE                       70             19800
Alcoa Inc.                     COM              013817101     3544   400200 SH       SOLE                      250            399950
Amdocs Ltd.                    COM              G02602103     2286    69280 SH       SOLE                      240             69040
Amphenol Corporation           COM              032095101     3592    61000 SH       SOLE                      200             60800
Anadarko Petroleum             COM              032511107     4294    61410 SH       SOLE                       50             61360
Apache Corporation             COM              037411105     1332    15400 SH       SOLE                       50             15350
Apple Computer                 COM              037833100     7071    10600 SH       SOLE                                      10600
Applied Materials              COM              038222105     1236   110700 SH       SOLE                      300            110400
Arch Coal                      COM              039380100      143    22540 SH       SOLE                       90             22450
Archer-Daniels-Midl            COM              039483102     1375    50580 SH       SOLE                      160             50420
Blackstone Group               COM              09253u108     4548   318500 SH       SOLE                      620            317880
Brocade Comm. Systems          COM              111621306     2628   444250 SH       SOLE                      950            443300
Canadian Natl. Railway         COM              136375102     2798    31710 SH       SOLE                      170             31540
Celgene                        COM              151020104      668     8750 SH       SOLE                                       8750
Chesapeake Energy Group        COM              165167107     1440    76290 SH       SOLE                       30             76260
Cisco Systems                  COM              17275R102      686    35900 SH       SOLE                                      35900
Cognizant Tech Solutions       COM              192446102      944    13500 SH       SOLE                                      13500
Computer Sciences Corp.        COM              205363104     1798    55820 SH       SOLE                      140             55680
ConocoPhillilps                COM              20825C104     1180    20633 SH       SOLE                       52             20581
Constellation Brands           COM              21036P108     3664   113250 SH       SOLE                      250            113000
Costco Wholesale Corp.         COM              22160K105     2674    26700 SH       SOLE                                      26700
Coventry Health Care Inc.      COM              222862104     3643    87380 SH       SOLE                      180             87200
Devon Energy                   COM              25179m103     1210    20001 SH       SOLE                       55             19946
Duke Energy                    COM              26441C204     1193    18416 SH       SOLE                       33             18382
ETrade Financial Corp.         COM              269246401      169    19205 SH       SOLE                                      19205
Ensco I'ntl. Class A           COM              29358Q109     2403    44050 SH       SOLE                      150             43900
Express Scripts                COM              30219G108     7040   112400 SH       SOLE                      400            112000
Flow Serve                     COM              34354P105     3283    25700 SH       SOLE                                      25700
Ford Motor Corporation         COM              345370860      370    37500 SH       SOLE                                      37500
Franklin Resources Inc.        COM              354613101     2481    19840 SH       SOLE                       40             19800
Freeport-McMoRan Cop&g Cl B    COM              35671D857     3468    87620 SH       SOLE                      120             87500
Game Stop Corp                 COM              36467W109     1736    82670 SH       SOLE                      170             82500
General Electric               COM              369604103     5017   220900 SH       SOLE                      400            220500
Goldman Sachs Group            COM              38141G104     2861    25170 SH       SOLE                       40             25130
Hartford Financial Services Gr COM              416515104      798    41050 SH       SOLE                                      41050
Hewlett-Packard                COM              428236103     2080   121930 SH       SOLE                      260            121670
Home Depot                     COM              437076102     2993    49570 SH       SOLE                      200             49370
International Business Machine COM              459200101     2018     9730 SH       SOLE                       30              9700
JPMorgan Chase & Co.           COM              46625H100     3616    89340 SH       SOLE                      200             89140
Jabil Circuit Inc.             COM              466313103     4721   252200 SH       SOLE                      400            251800
Johnson & Johnson              COM              478160104     2123    30810 SH       SOLE                       60             30750
Joy Global                     COM              481165108     4266    76100 SH       SOLE                      170             75930
Kinder Morgan Inc.             COM              49456B101     2480    69829 SH       SOLE                      125             69704
Kohls Corp.                    COM              500255104     2238    43700 SH       SOLE                      100             43600
Laboratory Corp. new           COM              50540R409     4129    44650 SH       SOLE                      100             44550
Lowes                          COM              548661107      990    32750 SH       SOLE                                      32750
MGM Resorts International      COM              552953101     2074   192900 SH       SOLE                      400            192500
Macy's Inc.                    COM              55616P104      316     8400 SH       SOLE                                       8400
McKesson Corp.                 COM              58155Q103     2690    31270 SH       SOLE                       70             31200
Metlife Inc.                   COM              59156R108     2051    59530 SH       SOLE                       80             59450
Microsoft Corporation          COM              594918104     1516    50950 SH       SOLE                                      50950
Molycorp, Inc.                 COM              608753109     3744   325600 SH       SOLE                      200            325400
Monster Worldwide              COM              611742107      222    30250 SH       SOLE                      100             30150
NVIDIA Corporation             COM              67066G104     1460   109480 SH       SOLE                      130            109350
Nabors Industries              COM              G6359F103      475    33850 SH       SOLE                      120             33730
National Oilwell Varco, Inc.   COM              637071101      689     8600 SH       SOLE                                       8600
New York Community Bancorp     COM              649445103     2976   210150 SH       SOLE                      450            209700
Newell Rubbermaid Inc.         COM              651229106     2330   122050 SH       SOLE                                     122050
Norfolk Southern               COM              655844108     1666    26180 SH       SOLE                      100             26080
Oneok Inc. New                 COM              682680103     4628    95800 SH       SOLE                      200             95600
Phillips 66                    COM              718546104      474    10216 SH       SOLE                       26             10190
Praxair Inc.                   COM              74005P104     4176    40200 SH       SOLE                      150             40050
Prudential                     COM              744320102     3026    55520 SH       SOLE                       80             55440
Qualcomm Inc.                  COM              747525103     2387    38217 SH       SOLE                      100             38117
Research In Motion             COM              760975102      473    63060 SH       SOLE                      210             62850
Sandisk                        COM              80004C101     5546   127690 SH       SOLE                      290            127400
TEVA Pharmaceuticals Ltd.      COM              881624209     2643    63820 SH       SOLE                      120             63700
Tellabs Inc.                   COM              879664100      856   242700 SH       SOLE                      350            242350
Texas Instruments              COM              882508104     2217    80470 SH       SOLE                      220             80250
Toll Brothers                  COM              889478103     1523    45825 SH       SOLE                      125             45700
Travelers Companies Inc.       COM              89417E109     2878    42160 SH       SOLE                      100             42060
United Technologies            COM              913017109     3240    41380 SH       SOLE                      100             41280
Valero Energy                  COM              91913Y100     1559    49200 SH       SOLE                                      49200
WPX Energy Inc.                COM              98212B103      219    13221 SH       SOLE                       37             13184
Walgreen Co.                   COM              931422109     1740    47750 SH       SOLE                                      47750
Weatherford Int'l.             COM              G95089101      382    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101     2024    58620 SH       SOLE                      120             58500
Western Digital                COM              958102105     4262   110050 SH       SOLE                      200            109850
Williams Companies             COM              969457100     1660    47470 SH       SOLE                      110             47360
Zimmer Holdings Inc.           COM              98956P102     2120    31350 SH       SOLE                                      31350